Provisions, contingent liabilities, contingent assets and credit commitments (Tables)	12 Months Ended
Sep. 30, 2020
Provisions, contingent liabilities, contingent assets and credit commitments
Schedule of changes in provisions

Provisions

		Annual
		leave and	Litigation	Provision for			Compliance,
	Long	other	and non-	impairment	Lease		regulation and
	service	employee	lending	on credit	restoration	Restructuring	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Consolidated
Balance at 30 September 2019	456	614	38	305	24	160	1,572	3,169
Additions	95	795	1,391	225	197	126	1,107	3,936
Utilisation	(40)	(794)	(46)	—	(12)	(110)	(567)	(1,569)
Reversal of unutilised provisions	—	(19)	(9)	—	(1)	—	(217)	(246)
Other	—	—	(3)	—	—	—	—	(3)
Balance at 30 September 2020	511	596	1,371	530	208	176	1,895	5,287
Parent Entity
Balance at 30 September 2019	428	557	23	275	24	160	1,513	2,980
Additions	92	749	1,358	204	166	92	1,052	3,713
Utilisation	(38)	(747)	(34)	—	(10)	(110)	(537)	(1,476)
Reversal of unutilised provisions	—	(19)	(3)	—	(1)	—	(210)	(233)
Other	—	—	(1)	—	—	—	—	(1)
Balance at 30 September 2020	482	540	1,343	479	179	142	1,818	4,983

Summary of undrawn credit commitments and maturity analysis

Undrawn credit commitments excluding derivatives are as follows:

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Undrawn credit commitments
Letters of credit and guarantees[1]	12,610	15,150	12,069	14,583
Commitments to extend credit[2]	184,064	176,002	159,644	153,716
Other	267	188	266	188
Total undrawn credit commitments	196,941	191,340	171,979	168,487

1.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 30 September 2020, the Group had offered $4.9 billion (2019: $5.0 billion) of facilities to customers, which had not yet been accepted.

Consolidated 2020	Up to	Over 1 year	Over 3 years	Over
$m	1 year	to 3 years	to 5 years	5 years	Total
Letters of credit and guarantees	5,909	3,709	492	2,500	12,610
Commitments to extend credit	71,350	33,832	13,428	65,454	184,064
Other	—	—	67	200	267
Total undrawn credit commitments	77,259	37,541	13,987	68,154	196,941